LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 17 — LEASES

Our land leases are classified as finance leases and include one or more options to extend the lease term for up to 40 years, as well as to terminate the lease within five years, at our sole discretion. We are reasonably certain that those options will be exercised, and that our termination rights will not be exercised, and we have, therefore, included those assumptions within our right of use assets and corresponding lease liabilities. Our office space leases are classified as operating leases and include one or more options to extend the lease term up to 10 years, at our sole discretion. As we are not reasonably certain that those options will be exercised, none are recognized as part of our right of use assets and lease liabilities. As none of our leases provide an implicit rate, we have determined our own discount rate.

The following table shows the classification and location of our right-of-use assets and lease liabilities on our Consolidated Balance Sheets (in thousands):

		December 31,
	Consolidated Balance Sheets	2021	2020
Leases	Classification
Right of use asset
Operating	Other Non-Current Assets	$10,166	$11,884
Finance	Property, plant and equipment, net	57,883	20,018
Total Leased Assets		$68,049	$31,902
Liabilities
Current
Operating	Accrued and other liabilities	$2,147	$1,947
Finance	Accrued and other liabilities	132	3
Non-Current
Operating	Other non-current liabilities	9,563	11,709
Finance	Other non-current liabilities	50,103	13,506
Total leased liabilities		$61,945	$27,165

Lease costs recognized in our Consolidated Statements of Operations is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Lease Costs
Operating lease cost	$2,519	$2,741	$3,616
Finance lease cost
Amortization of lease assets	788	367	44
Interest on lease liabilities	2,904	1,694	197
Finance lease cost	$3,692	$2,061	$241
Total lease cost	$6,211	$4,802	$3,857

Other information about lease amounts recognized in our Consolidated Financial Statements is as follows:

	December 31,
	2021	2020
Lease term and discount rate
Weighted average remaining lease term (years)
Operating lease	4.7	5.7
Finance lease	49.4	50.2
Weighted average discount rate
Operating lease	8.0%	8.0%
Finance lease	9.4%	13.5%

The following table includes other quantitative information for our operating and finance leases (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,953	$2,847	$3,173
Operating cash flows from finance leases	$1,813	$1,056	$—
Financing cash flows from finance leases	$1,926	$1,777	$2,224

The table below presents a maturity analysis of our lease liability on an undiscounted basis and reconciles those amounts to the present value of the lease liability as of December 31, 2021 (in thousands):

	Operating	Finance
2022	$3,006	$4,111
2023	3,044	4,111
2024	3,081	4,111
2025	3,119	4,111
2026	1,261	4,111
After 2026	600	182,222
Total lease payments	$14,111	$202,777
Less: discount	2,401	152,542
Present value of lease liability	$11,710	$50,235

LEASES

NOTE 17 — LEASES

Our land leases are classified as finance leases and include one or more options to extend the lease term for up to 40 years, as well as to terminate the lease within five years, at our sole discretion. We are reasonably certain that those options will be exercised, and that our termination rights will not be exercised, and we have, therefore, included those assumptions within our right of use assets and corresponding lease liabilities. Our office space leases are classified as operating leases and include one or more options to extend the lease term up to 10 years, at our sole discretion. As we are not reasonably certain that those options will be exercised, none are recognized as part of our right of use assets and lease liabilities. As none of our leases provide an implicit rate, we have determined our own discount rate.

The following table shows the classification and location of our right-of-use assets and lease liabilities on our Consolidated Balance Sheets (in thousands):

		December 31,
	Consolidated Balance Sheets	2021	2020
Leases	Classification
Right of use asset
Operating	Other Non-Current Assets	$10,166	$11,884
Finance	Property, plant and equipment, net	57,883	20,018
Total Leased Assets		$68,049	$31,902
Liabilities
Current
Operating	Accrued and other liabilities	$2,147	$1,947
Finance	Accrued and other liabilities	132	3
Non-Current
Operating	Other non-current liabilities	9,563	11,709
Finance	Other non-current liabilities	50,103	13,506
Total leased liabilities		$61,945	$27,165

Lease costs recognized in our Consolidated Statements of Operations is summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Lease Costs
Operating lease cost	$2,519	$2,741	$3,616
Finance lease cost
Amortization of lease assets	788	367	44
Interest on lease liabilities	2,904	1,694	197
Finance lease cost	$3,692	$2,061	$241
Total lease cost	$6,211	$4,802	$3,857

Other information about lease amounts recognized in our Consolidated Financial Statements is as follows:

	December 31,
	2021	2020
Lease term and discount rate
Weighted average remaining lease term (years)
Operating lease	4.7	5.7
Finance lease	49.4	50.2
Weighted average discount rate
Operating lease	8.0%	8.0%
Finance lease	9.4%	13.5%

The following table includes other quantitative information for our operating and finance leases (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,953	$2,847	$3,173
Operating cash flows from finance leases	$1,813	$1,056	$—
Financing cash flows from finance leases	$1,926	$1,777	$2,224

The table below presents a maturity analysis of our lease liability on an undiscounted basis and reconciles those amounts to the present value of the lease liability as of December 31, 2021 (in thousands):

	Operating	Finance
2022	$3,006	$4,111
2023	3,044	4,111
2024	3,081	4,111
2025	3,119	4,111
2026	1,261	4,111
After 2026	600	182,222
Total lease payments	$14,111	$202,777
Less: discount	2,401	152,542
Present value of lease liability	$11,710	$50,235